Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Real Return Fund

(Class A Shares)

(a series of JPMorgan Trust I)

(the “Fund”)

Supplement dated August 30, 2018

to the Summary Prospectus, Prospectus and Statement of Additional Information

dated March 1, 2018, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Fund has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Fund. If you purchase $250,000 or more of Class A Shares of the Fund on or after the Effective Date, you will no longer be assessed a sales charge. In connection with these changes, the following changes will be made to the Summary Prospectus, the Prospectus, and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the table entitled “Shareholder Fees” for the Fund will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(under $250,000)
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Tax Aware Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Real Return Fund

(Class A Shares)

(a series of JPMorgan Trust I)

(the “Fund”)

Supplement dated August 30, 2018

to the Summary Prospectus, Prospectus and Statement of Additional Information

dated March 1, 2018, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Fund has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Fund. If you purchase $250,000 or more of Class A Shares of the Fund on or after the Effective Date, you will no longer be assessed a sales charge. In connection with these changes, the following changes will be made to the Summary Prospectus, the Prospectus, and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the table entitled “Shareholder Fees” for the Fund will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(under $250,000)
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
JPMorgan Tax Aware Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	jpmt3_MaximumDeferredSalesChargeOverOtherTwo	none	[2]
JPMorgan Tax Aware Real Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	jpmt3_MaximumDeferredSalesChargeOverOtherTwo	1.00%
JPMorgan Tax Aware Real Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	jpmt3_MaximumDeferredSalesChargeOverOtherTwo	none

[1]	(under $250,000)
[2]	(under $1 million)